Financial risk management (Tables)	12 Months Ended
Mar. 31, 2018
Financial Instruments [Abstract]
Disclosure of treasury credit risk
As at 31 March 2018, the following limits were in place for investments held with banks and financial institutions:

	Maximum limit £m	Long-term limit £m
Triple ‘A’ G7 sovereign entities (AAA)	1,853	927
Triple ‘A’ vehicles (AAA)	500	—
Triple ‘A’ range institutions and non G7 sovereign entities (AAA)	1,011	506
Double ‘A+’ G7 sovereign entities (AA+)	1,685	843
Double ‘A’ range institutions (AA)	674 to 843	337 to 421
Single ‘A’ range institutions (A)	236 to 337	118 to 169

Disclosure of offsetting of financial assets and financial liabilities
National Grid has similar arrangements in relation to bank account balances and bank overdrafts, and trade payables and trade receivables which are subject to general terms and conditions. However, these balances are immaterial.

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2018	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	1,545	—	1,545	(523)	(772)	250
Commodity contract derivatives	69	—	69	(16)	—	53
Further Acquisition Agreement derivative[1]	110	—	110	—	—	110
	1,724	—	1,724	(539)	(772)	413
Liabilities
Financing derivatives	(945)	—	(945)	523	326	(96)
Commodity contract derivatives	(116)	—	(116)	16	7	(93)
	(1,061)	—	(1,061)	539	333	(189)

	663	—	663	—	(439)	224

1.	The Group held a put/call option as at 31 March 2017. The fair value was £nil.

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2017	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	1,707	—	1,707	(718)	(692)	297
Commodity contract derivatives	106	—	106	(25)	—	81
	1,813	—	1,813	(743)	(692)	378
Liabilities
Financing derivatives	(2,223)	—	(2,223)	718	1,230	(275)
Commodity contract derivatives	(170)	—	(170)	25	18	(127)
	(2,393)	—	(2,393)	743	1,248	(402)

	(580)	—	(580)	—	556	(24)

Disclosure of maturity analysis for financial liabilities
The following is an analysis of the contractual undiscounted cash flows payable under financial liabilities and derivative assets and liabilities as at the reporting date:

At 31 March 2018	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding finance lease liabilities	(4,099)	(1,642)	(2,325)	(18,023)	(26,089)
Interest payments on borrowings[1]	(730)	(692)	(629)	(12,897)	(14,948)
Finance lease liabilities	(60)	(60)	(45)	(148)	(313)
Other non interest-bearing liabilities	(2,840)	(359)	—	—	(3,199)
Derivative financial liabilities
Derivative contracts – receipts	1,069	601	130	250	2,050
Derivative contracts – payments	(890)	(263)	(188)	(529)	(1,870)
Commodity contract derivatives	(80)	(33)	(26)	1	(138)
	(7,630)	(2,448)	(3,083)	(31,346)	(44,507)

At 31 March 2017	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding finance lease liabilities	(5,142)	(1,864)	(1,750)	(19,245)	(28,001)
Interest payments on borrowings[1]	(767)	(707)	(670)	(12,975)	(15,119)
Finance lease liabilities	(66)	(58)	(61)	(183)	(368)
Other non interest-bearing liabilities	(2,989)	(260)	—	—	(3,249)
Derivative financial liabilities
Derivative contracts – receipts	571	961	572	234	2,338
Derivative contracts – payments	(1,551)	(959)	(304)	(610)	(3,424)
Commodity contract derivatives	(15)	(18)	(8)	—	(41)
	(9,959)	(2,905)	(2,221)	(32,779)	(47,864)

1.
The interest on borrowings is calculated based on borrowings held at 31 March without taking account of future issues. Floating rate interest is estimated using a forward interest rate curve as at 31 March. Payments are included on the basis of the earliest date on which the Company can be required to settle.

Disclosure of financial instruments by type of interest rate
During 2018 and 2017, net debt was managed using derivative financial instruments to hedge interest rate risk as follows:

	2018					2017
	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m
Cash and cash equivalents	—	302	—	27	329	940	199	—	—	1,139
Financial investments	31	2,625	—	38	2,694	44	8,691	—	6	8,741
Borrowings	(16,144)	(3,191)	(7,290)	—	(26,625)	(17,681)	(3,917)	(7,040)	—	(28,638)
Pre-derivative position	(16,113)	(264)	(7,290)	65	(23,602)	(16,697)	4,973	(7,040)	6	(18,758)
Derivative effect	1,735	(1,237)	102	—	600	1,424	(1,785)	(155)	—	(516)
Net debt position	(14,378)	(1,501)	(7,188)	65	(23,002)	(15,273)	3,188	(7,195)	6	(19,274)

1.	Represents financial instruments which are not directly affected by interest rate risk, such as investments in equity or other similar financial instruments.

Disclosure of nature and extent of risks arising from financial instruments
The currency exposure on other financial instruments is as follows:

	2018					2017
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	253	—	1,528	—	1,781	83	—	1,660	—	1,743
Trade and other payables	(1,124)	—	(1,793)	—	(2,917)	(1,209)	—	(1,795)	—	(3,004)
Other non-current liabilities	(144)	—	(254)	—	(398)	(100)	—	(315)	—	(415)
During 2018 and 2017, derivative financial instruments were used to manage foreign currency risk as follows:

	2018					2017
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	294	2	33	—	329	1,110	—	29	—	1,139
Financial investments	1,471	69	1,125	29	2,694	6,824	98	1,753	66	8,741
Borrowings	(10,912)	(3,794)	(11,068)	(851)	(26,625)	(11,099)	(5,373)	(10,729)	(1,437)	(28,638)
Pre-derivative position	(9,147)	(3,723)	(9,910)	(822)	(23,602)	(3,165)	(5,275)	(8,947)	(1,371)	(18,758)
Derivative effect	3,748	3,793	(7,992)	1,051	600	2,310	6,241	(10,708)	1,641	(516)
Net debt position	(5,399)	70	(17,902)	229	(23,002)	(855)	966	(19,655)	270	(19,274)

	2018		2017
	Income statement £m	Other equity reserves £m	Income statement £m	Other equity reserves £m
Financial risk (post-tax)[1]:
UK RPI change of 0.5%[2]	30	—	28	—
UK interest rates change of 0.5%	43	26	64	35
US interest rates change of 0.5%	39	17	61	22
US dollar exchange rate change of 10%[3]	48	479	46	604

1.	Excludes sensitivities to the Further Acquisition Agreement derivative. Further details on sensitivities are provided in note 30(f).

2.	Excludes sensitivities to LPI curve. Further details on sensitivities are provided in note 30(f).

3.
The other equity reserves impact does not reflect the exchange translation in our US subsidiaries’ net assets. It is estimated this would change by £1,040 million (2017: £988 million) in the opposite direction if the dollar exchange rate changed by 10%.

Additional sensitivities in respect to commodity price risk and to our derivative fair values are as follows:

	2018		2017
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Commodity risk[1] (post-tax):
10% increase in commodity prices	23	23	28	28
10% decrease in commodity prices	(23)	(23)	(29)	(29)

Assets and liabilities carried at fair value (pre-tax)[2]:
10% fair value change in derivative financial instruments[3]	60	60	(52)	(52)
10% fair value change in commodity contract derivative liabilities	(5)	(5)	(6)	(6)

1.	Represents potential impact on fair values of commodity contract derivatives only.

2.	Excludes sensitivities to the Further Acquisition Agreement derivative. Further details on sensitivities are provided in note 30(f).

3.	The effect of a 10% change in fair value assumes no hedge accounting.
These estimates are those that have a significant risk of resulting in a material adjustment to the carrying values of assets and liabilities in the next year.

	2018		2017
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Pensions and other post-retirement benefits[1] (pre-tax):
UK discount rate change of 0.5%[2]	8	1,075	9	1,305
US discount rate change of 0.5%[2]	15	623	17	669
UK RPI rate change of 0.5%[3]	5	965	8	1,114
UK long-term rate of increase in salaries change of 0.5%[4]	—	61	2	80
US long-term rate of increase in salaries change of 0.5%	3	44	3	51
UK change of one year to life expectancy at age 65	2	588	2	673
US change of one year to life expectancy at age 65	4	359	4	365
Assumed US healthcare cost trend rates change of 1%	31	448	37	510

Environmental provision:
10% change in estimated future cash flows	154	154	175	175
0.5% change in discount rate	56	56	67	67

1.	The changes shown are a change in the annual pension or other post-retirement benefit service charge and change in the defined benefit obligations.

2.
A change in the discount rate is likely to occur as a result of changes in bond yields and as such would be expected to be offset to a significant degree by a change in the value of the bond assets held by the plans.

3.	The projected impact resulting from a change in RPI reflects the underlying effect on pensions in payment, pensions in deferment and resultant increases in salary assumptions.

4.	This change has been applied to both the pre 1 April 2014 and post 1 April 2014 rate of increase in salary assumption.

Disclosure of fair value measurement of assets
The changes in value of our level 3 derivative financial instruments are as follows:

	Financing derivatives/ Further Acquisition Agreement derivative		Commodity contract derivatives		Investments in associates and available-for-sale investments		Total
	2018	2017	2018	2017	2018	2017	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(465)	(196)	(16)	(27)	46	—	(435)	(223)
Net gains/(losses) for the year[1,2]	125	(35)	8	(2)	—	—	133	(37)
Purchases	—	—	27	15	41	46	68	61
Settlements	231	—	(20)	(2)	(3)	—	208	(2)
Reclassification into level 3	—	(234)	—	—	—	—	—	(234)
At 31 March	(109)	(465)	(1)	(16)	84	46	(26)	(435)

1.
Gain of £125 million (2017: £35 million loss) is attributable to derivative financial instruments held at the end of the reporting period and has been recognised in finance costs in the income statement.

2.	Gain of £35 million (2017: £21 million loss) is attributable to commodity contract derivative financial instruments held at the end of the reporting period.

	2018				2017
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments – available-for-sale	2,406	310	5	2,721	7,717	315	5	8,037
Investments – joint ventures and associates	—	—	79	79	—	—	41	41
Financing derivatives	—	1,544	1	1,545	—	1,692	15	1,707
Commodity contract derivatives	—	8	61	69	—	22	84	106
Further Acquisition Agreement derivative	—	—	110	110	—	—	—	—
	2,406	1,862	256	4,524	7,717	2,029	145	9,891
Liabilities
Financing derivatives	—	(725)	(220)	(945)	—	(1,743)	(480)	(2,223)
Commodity contract derivatives	—	(54)	(62)	(116)	—	(70)	(100)	(170)
	—	(779)	(282)	(1,061)	—	(1,813)	(580)	(2,393)
	2,406	1,083	(26)	3,463	7,717	216	(435)	7,498

Disclosure of fair value measurement of liabilities

	2018				2017
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments – available-for-sale	2,406	310	5	2,721	7,717	315	5	8,037
Investments – joint ventures and associates	—	—	79	79	—	—	41	41
Financing derivatives	—	1,544	1	1,545	—	1,692	15	1,707
Commodity contract derivatives	—	8	61	69	—	22	84	106
Further Acquisition Agreement derivative	—	—	110	110	—	—	—	—
	2,406	1,862	256	4,524	7,717	2,029	145	9,891
Liabilities
Financing derivatives	—	(725)	(220)	(945)	—	(1,743)	(480)	(2,223)
Commodity contract derivatives	—	(54)	(62)	(116)	—	(70)	(100)	(170)
	—	(779)	(282)	(1,061)	—	(1,813)	(580)	(2,393)
	2,406	1,083	(26)	3,463	7,717	216	(435)	7,498
The changes in value of our level 3 derivative financial instruments are as follows:

	Financing derivatives/ Further Acquisition Agreement derivative		Commodity contract derivatives		Investments in associates and available-for-sale investments		Total
	2018	2017	2018	2017	2018	2017	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(465)	(196)	(16)	(27)	46	—	(435)	(223)
Net gains/(losses) for the year[1,2]	125	(35)	8	(2)	—	—	133	(37)
Purchases	—	—	27	15	41	46	68	61
Settlements	231	—	(20)	(2)	(3)	—	208	(2)
Reclassification into level 3	—	(234)	—	—	—	—	—	(234)
At 31 March	(109)	(465)	(1)	(16)	84	46	(26)	(435)

1.
Gain of £125 million (2017: £35 million loss) is attributable to derivative financial instruments held at the end of the reporting period and has been recognised in finance costs in the income statement.

2.	Gain of £35 million (2017: £21 million loss) is attributable to commodity contract derivative financial instruments held at the end of the reporting period.

Sensitivity analysis for types of market risk
The impacts on a post-tax basis of reasonably possible changes in significant level 3 assumptions are as follows:

	Financing derivatives		Commodity contract derivatives
	2018	2017	2018	2017
	£m	£m	£m	£m
10% increase in commodity prices[1]	—	—	(1)	1
10% decrease in commodity prices[1]	—	—	3	—
Volume forecast uplift[2]	—	—	—	(1)
Volume forecast reduction[2]	—	—	—	1
+10% market area price change	—	—	(6)	(13)
-10% market area price change	—	—	5	9
+20 basis points change in Limited Price Inflation (LPI) market curve[3]	(84)	(93)	—	—
-20 basis points change in LPI market curve[3]	82	88	—	—

1.	Level 3 commodity price sensitivity is included within the sensitivity analysis disclosed in note 33.

2.	Volumes were flexed using maximum and minimum historical averages, or by >10% where historical averages were not available.

3.	A reasonably possible change in assumption of other level 3 derivative financial instruments is unlikely to result in a material change in fair values.